Loss before income tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue
Commercialization revenue		$ 5,902	$ 7,501	$ 9,039
Milestone revenue	$ 2,500	0	0	1,172
Total Revenue		5,902	7,501	10,211
Clinical trial and research & development		(3,963)	(8,771)	(10,483)
Manufacturing production & development		(13,252)	(25,468)	(28,884)
Employee benefits
Salaries and employee benefits		(20,415)	(17,197)	(18,997)
Defined contribution superannuation expenses		(369)	(384)	(402)
Equity settled share-based payment transactions		(5,870)	(3,655)	(5,536)
Total Employee benefits		(26,654)	(21,236)	(24,935)
Depreciation and amortization of non-current assets
Plant and equipment depreciation		(410)	(953)	(1,144)
Right of use asset depreciation		(2,771)	(1,661)	(1,717)
Intellectual property amortization		(1,485)	(1,493)	(1,519)
Total Depreciation and amortization of non-current assets		(4,666)	(4,107)	(4,380)
Other Management & administration expenses
Overheads & administration		(8,584)	(10,104)	(10,157)
Consultancy		(2,458)	(3,922)	(3,751)
Legal, patent and other professional fees		(2,342)	(3,695)	(5,571)
Intellectual property expenses (excluding the amount amortized above)		(2,777)	(2,993)	(2,621)
Total Other Management & administration expenses		(16,161)	(20,714)	(22,100)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration		(9,693)	8,771	913
Total Fair value remeasurement of contingent consideration		(9,693)	8,771	913
Fair value remeasurement of warrant liability
Remeasurement of warrant liability		779	(2,205)	5,896
Total Fair value remeasurement of warrant liability		779	(2,205)	5,896
Other operating income and expenses
Research and development tax incentive income		859	3,506	0
Interest income		1,824	831	3
Foreign exchange (losses)/gains		(76)	(163)	(536)
Derecognition of right-of-use asset		0	76	0
Foreign withholding tax paid		(37)	0	(3)
Total Other operating income and expenses		2,570	4,250	(536)
Finance (costs)/gains
Remeasurement of borrowing arrangements		(2,351)	(678)	(382)
Interest expense		(20,658)	(19,444)	(16,906)
Total Finance costs		(23,009)	(20,122)	(17,288)
Loss before income tax		$ (88,147)	$ (82,101)	$ (91,586)